Document And Entity Information	Mar. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	TREACE MEDICAL CONCEPTS, INC.
Entity Central Index Key	0001630627
Entity Emerging Growth Company	true
Securities Act File Number	001-40355
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1052611
Entity Address, Address Line One	100 Palmetto Park Place
Entity Address, City or Town	Ponte Vedra
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32081
City Area Code	(904)
Local Phone Number	373-5940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TMCI
Security Exchange Name	NASDAQ